Note 20 - Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]

20. Subsequent Events

(a)	On January 5, 2016, the Company announced the sale of M/V Aristides N. P. The vessel was delivered to its buyers on January 16, 2016.

(b)	On February 12, 2016, the Company signed and drew a term loan facility with Eurobank Ergasias S.A in order to refinance all existing facilities with the bank. This is a $14,500,000 loan drawn by Saf-Concord Shipping Ltd, Eternity Shipping Company, Allendale Investments S.A., Manolis Shipping Limited, Alterwall Business Inc. and Aggeliki Shipping Ltd as Borrowers. The loan is payable in 12 equal consecutive quarterly instalments of $460,000 each, with an $8.98 million balloon payment to be paid together with the last instalment in February 2019. The margin of the loan is 6.00% above LIBOR. The loan is secured with the following: (i) first priority mortgages over M/V Monica P, M/V Captain Costas, M/V Kuo Hsuing, M/V Manolis P, M/V Ninos and M/V Aggeliki P, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the rest of the loans of the Company, and (iv) a $2,800,000 cash collateral deposit pledged in favor of the bank.

(c)	On February 19, 2016, the Company signed a term loan facility with Nord LB and on February 25, 2016 a loan of $13,800,000 was drawn by Kamsarmax One Shipping Ltd. to partly finance the purchase of M/V Xenia. The loan is to be repaid in 14 consecutive equal semi-annual installments of $467,000 plus a balloon amount of $7,262,000. The margin of the loan is 2.95% above LIBOR. The loan is secured with (i) first priority mortgages over M/V Xenia, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the rest of the loans of the Company.

(d)	On April 27, 2016, the Company signed a memorandum of agreement to sell M/V Captain Costas, one of the Company’s containership vessels. The sale is expected to occur in May 2016 and to result in gross proceeds of approximately $2.77 million which is in excess of its carrying value.